Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation

Note 1 – Organization and Basis of Presentation

Organization and Principal Business Activities

Nxt-ID, Inc. (“Nxt-ID” or the “Company”) was incorporated in the State of Delaware on February 8, 2012. Nxt-ID is a security technology company and operates its business in one segment — hardware and software security systems and applications. The Company’s innovative MobileBio® solution mitigates risks associated with mobile computing, m-commerce and smart OS-enabled devices. With extensive experience in biometric identity verification, security, privacy, encryption and data protection, payments, miniaturization and sensor technologies, the Company partners with companies to provide solutions for modern payment and the “Internet of Things” (“IoT”) applications.

On July 25, 2016, the Company completed the acquisition of LogicMark, LLC (“LogicMark”) pursuant to an Interest Purchase Agreement by and among the Company, LogicMark and the holders of all of the membership interests of LogicMark (the “LogicMark Sellers”), dated May 17, 2016. The Company was required to pay the LogicMark Sellers an earn-out payment of (i) $1,500,000 for calendar year 2016 and (ii) and may be required to pay the LogicMark Sellers an earn-out payment of up to $5,000,000 for calendar year 2017 if LogicMark meets certain gross profit targets set forth in the Interest Purchase Agreement. The secured subordinated promissory note originally issued to LogicMark Investment Partners on July 25, 2016 and amended on November 29, 2016 (the “LogicMark Note”) was to mature on September 23, 2016 but was extended to April 15, 2017 and then extended to July 15, 2017. The Company and the LogicMark Sellers also agreed to extend the due date on the 2016 earn-out payment to July 15, 2017. On July 19, 2017, the Company paid the 2016 earn-out payment in the amount of $1,500,000 to the LogicMark Sellers. In addition, in July 2017, the remaining balance of $594,403 owed on the LogicMark Note, including accrued and unpaid interest, was purchased by certain investors in exchange for $594,408 in principal amount of convertible notes of the Company and warrants exercisable for 297,202 shares of Common Stock. See Note 7

On May 23, 2017, the Company completed a merger (the “Merger”) pursuant to an executed Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Fit Merger Sub, Inc., a wholly-owned subsidiary of the Company (the “Merger Sub”), Fit Pay, Inc. (“Fit Pay”), Michael Orlando (“Orlando”), Giesecke & Devrient Mobile Security America, Inc. (“G&D”), the other stockholders of Fit Pay (the “Other Holders”) and Michael Orlando in his capacity as stockholder representative representing the Other Holders (the “Stockholder Representative”, and together with Orlando and G&D, the “Sellers”). Pursuant to the Merger, Fit Pay merged with and into the Merger Sub, with the Merger Sub continuing as the surviving entity and a wholly-owned subsidiary of the Company. See Note 5.

The Company’s wholly-owned subsidiary, LogicMark, manufactures and distributes non-monitored and monitored personal emergency response systems sold through the United States Department of Veterans Affairs, healthcare durable medical equipment dealers and distributors and monitored security dealers and distributors. The Company’s wholly-owned subsidiary, Fit Pay, has a proprietary technology platform that delivers payment, credential management, authentication and other secure services to the IoT ecosystem. The platform uses tokenization, a payment security technology that replaces cardholders’ account information with a unique digital identifier, to transact highly secure contactless payment and authentication services.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements as of September 30, 2017 and for the nine and three months then ended have been prepared in accordance with the accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (“SEC”) and on the same basis as the Company prepares its annual audited consolidated financial statements. The unaudited condensed consolidated balance sheet as of September 30, 2017 and the condensed consolidated statements of operations for the nine and three months ended September 30, 2017 and September 30, 2016 and the condensed consolidated statements of cash flows for the nine months ended September 30, 2017 and September 30, 2016 are unaudited, but include all adjustments, consisting only of normal recurring adjustments, which the Company considers necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. The results for the nine and three months ended September 30, 2017 are not necessarily indicative of results to be expected for the year ending December 31, 2017 or for any future interim period. The condensed consolidated balance sheet at December 31, 2016 has been derived from audited consolidated financial statements. However, it does not include all of the information and notes required by GAAP for complete consolidated financial statements. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the year ended December 31, 2016, and notes thereto included in the Company’s annual report on Form 10-K, which was filed with the SEC on April 14, 2017 (the “2016 10-K”), and Amendment No. 1 to the 2016 10-K filed with the SEC on July 7, 2017.

NOTE 1 - ORGANIZATION AND PRINCIPAL BUSINESS ACTIVITY

Nxt-ID, Inc. (“Nxt-ID” or the “Company”) was incorporated in the State of Delaware on February 8, 2012. Nxt-ID is a security technology company providing security for finance, assets and healthcare. The Company’s innovative MobileBio solution mitigates risks associated with mobile computing, m-commerce and smart OS-enabled devices. With extensive experience in biometric identity verification, security, privacy, encryption and data protection, payments, miniaturization and sensor technologies, the Company partners with industry leading companies to provide solutions for modern payment and the Internet of Things applications. The Company’s wholly-owned subsidiary, LogicMark, LLC (“LogicMark”), manufactures and distributes non-monitored and monitored personal emergency response systems sold through the United States Department of Veterans Affairs, healthcare durable medical equipment dealers and distributors and monitored security dealers and distributors.

The Company operates its business in one segment, Hardware and Software Security Systems and Applications. The Company evaluates the performance of its business on, among other things, profit and loss from operations before interest, headquarters’ expense allocations, stock-based compensation expense, income taxes and amortization related to certain intangible assets.

On June 25, 2012, Nxt-ID, a company having similar ownership as 3D-ID, acquired 100% of the membership interests in 3D-ID (the “Acquisition”) in exchange for 20,000,000 shares of Nxt-ID common stock. Since this was a transaction between entities under common control, in accordance with Accounting Standards Codification (“ASC”) 805, “Business Combinations”, Nxt-ID recognized the net assets of 3D-ID at their carrying amounts in the accounts of Nxt-ID on the date that 3D-ID was organized.

3D-ID, LLC (“3D-ID”) was organized and registered in the State of Florida on February 14, 2011.

On July 25, 2016, the Company completed the acquisition of LogicMark, LLC (“LogicMark”) pursuant to an Interest Purchase Agreement by and among the Company, LogicMark and the holders of all of the membership interests of LogicMark (the “Logicmark Sellers”), dated May 17, 2016 (the “Interest Purchase Agreement”). Pursuant to the Interest Purchase Agreement, the Company acquired all of the membership interests of Logicmark from the Logicmark Sellers for (i) $17.5 million in cash consideration (ii) $2.5 million in a secured promissory note (the “Logicmark Note”) issued to Logicmark Investment Partners, LLC, as representative of the Logicmark Sellers (the “Logicmark Representative”) (iii) 78,740 shares of common stock, which were issued upon signing of the Interest Purchase Agreement (the “Logicmark Shares”), and (iv) warrants (the “Logicmark Warrants,”) to purchase an aggregate of 157,480 shares of common stock (the “Logicmark Warrant Shares”) for no additional consideration. In addition, the Company may be required to pay the Logicmark Sellers earn-out payments of (i) up to $1,500,000 for calendar year 2016 and (ii) up to $5,000,000 for calendar year 2017 if LogicMark meets certain gross profit targets set forth in the Interest Purchase Agreement. The Logicmark Note originally was to mature on September 23, 2016 but was extended to April 15, 2017. During 2016 the Company paid down $1,726,031 of the Seller Note with cash generated from operations as well as from the net cash proceeds received of $1,400,000 from the issuance of the convertible exchange notes issued on November 29, 2016. The Note accrues interest at a rate of 15% per annum. The Logicmark Warrants were all exercised on July 27, 2016.